Basis of Presentation and General Information (Tables)	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Companies Subsidiaries Included In The Consolidated Financial Statements
At December 31, 2024, the subsidiaries included in the Company’s consolidated financial statements were:

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date
Drybulk International Trading and Shipping Inc.	04/07/2022	Eco Bushfire	32,000	21/09/2022
Raw Commodities & Exports Inc.	04/07/2022	Eco Angelbay	32,000	19/10/2022
Crude Oil Services International Inc.	06/07/2023	Afrapearl II	115,804	14/07/2023
Spitfire Dragon Transport Inc.	10/04/2024	Eco Spitfire	33,664	10/05/2024

Summary of Concentration of Risk
During the period from January 1, 2022 to October 18, 2022, the following charterers accounted for 10% or more of the Company’s revenues:

Charterer	Period ended October 18, 2022
A	27%
B	14%
C	29%
D	10%

During the period from July 25, 2022 to December 31, 2022 and the years ended December 31, 2023 and 2024, the following charterers accounted for 10% or more of the Company’s revenues:

Charterer	Period from July 25, 2022 to December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
A	38%	—	—
B	20%	—	—
C	12%	—	—
D	30%	—	—
E	—	24%	—
F	—	22%	27%
G	—	—	10%
H	—	—	14%